45. Related party transactions (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Parent [member]
Related-Party Transactions
Income	R$ (2,164,484)	R$ (1,458,386)	R$ (972,799)
Interest and similar income - Loans and advances to customers		630	272,500
Interest and similar income - Loans and amounts due from credit institutions	13,934	630	136,250
Guarantees and Limits		24
Interest expense and similar charges - Customer deposits		(27,433)
Interest expense and similar charges - Deposits from credit institutions	(569,355)	(96,579)	(6,889)
Fee and commission income (expense)	(2,002)	2,635,325	6,213
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(541,693)	44,858	(680,903)
Administrative expenses and Amortization	(202,787)	(1,283,788)
Others Administrative expenses - Donation		(19,015)
Result on the sale of assets not classified as non-current assets held for sale
Debt Instruments Eligible to Compose Capital	(862,581)		(427,470)
Parent [member] | Subsidiaries Banco Rci Brasil Sa [Member]
Related-Party Transactions
Interest and similar income - Loans and advances to customers	13,934
Interest and similar income - Loans and amounts due from credit institutions
Interest expense and similar charges - Deposits from credit institutions
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Parent [member] | Subsidiaries Key Management Personnel [Member]
Related-Party Transactions
Interest and similar income - Loans and advances to customers
Interest and similar income - Loans and amounts due from credit institutions
Guarantees and Limits
Interest expense and similar charges - Customer deposits
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Parent [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
Related-Party Transactions
Interest and similar income - Loans and advances to customers
Parent [member] | Subsidiaries Webmotors SA [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Interest expense and similar charges - Deposits from credit institutions
Fee and commission income (expense)
Parent [member] | Subsidiaries Banco Santander Espanha [Member]
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		109,530	136,250
Interest expense and similar charges - Deposits from credit institutions	(569,355)	(174)	(6,889)
Fee and commission income (expense)	(2,002)	2,310	6,213
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(541,693)	(724,169)	(680,903)
Administrative expenses and Amortization	(202,787)
Debt Instruments Eligible to Compose Capital	(862,581)	(692,551)	(427,470)
Parent [member] | Subsidiaries Abbey National Treasury Services Plc [Member]
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Parent [member] | Subsidiaries Cibrasec [Member]
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions
Parent [member] | Subsidiaries Santander Brasil Gestao De Recursos Ltda [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Parent [member] | Subsidiaries ISBAN Brasil SA [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Administrative expenses and Amortization
Parent [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Result on the sale of assets not classified as non-current assets held for sale
Parent [member] | Subsidiaries Others [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Parent [member] | Subsidiaries SAM Brasil Participacoes [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Parent [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Parent [member] | Subsidiaries Santander Asset Management SASGIIC [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Parent [member] | Subsidiaries Banco Santander International [Member]
Related-Party Transactions
Fee and commission income (expense)
Parent [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
Related-Party Transactions
Fee and commission income (expense)
Parent [member] | Subsidiaries Zurich Santander Brasil Seguros Previdencia SA [Member]
Related-Party Transactions
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Parent [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Parent [member] | Subsidiaries ISBAN Chile SA [Member]
Related-Party Transactions
Administrative expenses and Amortization
Parent [member] | Subsidiaries Aquanima Brasil Ltda [Member]
Related-Party Transactions
Administrative expenses and Amortization
Parent [member] | Subsidiaries TECBAN Tecnologia Bancaria Brasil [Member]
Related-Party Transactions
Administrative expenses and Amortization
Parent [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
Related-Party Transactions
Administrative expenses and Amortization
Parent [member] | Subsidiaries Santander Cultural [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Others Administrative expenses - Donation
Parent [member] | Subsidiaries Santander Brasil Tecnologia SA Current Name Of Produban Servicos De Informatica SA [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Administrative expenses and Amortization
Parent [member] | Subsidiaries Santander Securities Services Brasil Participaes Sa [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Parent [member] | Subsidiaries Fundacao Santander [Member]
Related-Party Transactions
Others Administrative expenses - Donation
Parent [member] | Subsidiaries Fundacao Sudameris [Member]
Related-Party Transactions
Others Administrative expenses - Donation
Parent [member] | Subsidiaries Instituto Escola Brasil [Member]
Related-Party Transactions
Others Administrative expenses - Donation
Joint-controlled companies [member]
Related-Party Transactions
Income	204,209	226,141	192,889
Interest and similar income - Loans and advances to customers		219,060	273,332
Interest and similar income - Loans and amounts due from credit institutions	185,646	109,530	136,666
Guarantees and Limits
Interest expense and similar charges - Customer deposits			(92)
Interest expense and similar charges - Deposits from credit institutions	(6,226)	(174)	(5,871)
Fee and commission income (expense)	24,789	2,310	32,960
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		(724,169)	29,226
Administrative expenses and Amortization		(153,332)
Others Administrative expenses - Donation
Result on the sale of assets not classified as non-current assets held for sale
Debt Instruments Eligible to Compose Capital		(692,551)
Joint-controlled companies [member] | Subsidiaries Banco Rci Brasil Sa [Member]
Related-Party Transactions
Interest and similar income - Loans and advances to customers
Interest and similar income - Loans and amounts due from credit institutions	(6,226)	218,661	136,666
Interest expense and similar charges - Deposits from credit institutions		(3,375)	(5,871)
Fee and commission income (expense)	24,789	10,201	31,981
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)			29,226
Joint-controlled companies [member] | Subsidiaries Key Management Personnel [Member]
Related-Party Transactions
Interest and similar income - Loans and advances to customers
Interest and similar income - Loans and amounts due from credit institutions	185,646
Guarantees and Limits
Interest expense and similar charges - Customer deposits
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Joint-controlled companies [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
Related-Party Transactions
Interest and similar income - Loans and advances to customers
Joint-controlled companies [member] | Subsidiaries Webmotors SA [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits			(92)
Interest expense and similar charges - Deposits from credit institutions		(25)
Fee and commission income (expense)		217	979
Joint-controlled companies [member] | Subsidiaries Banco Santander Espanha [Member]
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions
Interest expense and similar charges - Deposits from credit institutions
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Debt Instruments Eligible to Compose Capital
Joint-controlled companies [member] | Subsidiaries Abbey National Treasury Services Plc [Member]
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Joint-controlled companies [member] | Subsidiaries Cibrasec [Member]
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions
Joint-controlled companies [member] | Subsidiaries Santander Brasil Gestao De Recursos Ltda [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Joint-controlled companies [member] | Subsidiaries ISBAN Brasil SA [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Administrative expenses and Amortization
Joint-controlled companies [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Result on the sale of assets not classified as non-current assets held for sale
Joint-controlled companies [member] | Subsidiaries Others [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		462
Administrative expenses and Amortization
Joint-controlled companies [member] | Subsidiaries SAM Brasil Participacoes [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Joint-controlled companies [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Joint-controlled companies [member] | Subsidiaries Santander Asset Management SASGIIC [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Joint-controlled companies [member] | Subsidiaries Banco Santander International [Member]
Related-Party Transactions
Fee and commission income (expense)
Joint-controlled companies [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
Related-Party Transactions
Fee and commission income (expense)
Joint-controlled companies [member] | Subsidiaries Zurich Santander Brasil Seguros Previdencia SA [Member]
Related-Party Transactions
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Joint-controlled companies [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Joint-controlled companies [member] | Subsidiaries ISBAN Chile SA [Member]
Related-Party Transactions
Administrative expenses and Amortization
Joint-controlled companies [member] | Subsidiaries Aquanima Brasil Ltda [Member]
Related-Party Transactions
Administrative expenses and Amortization
Joint-controlled companies [member] | Subsidiaries TECBAN Tecnologia Bancaria Brasil [Member]
Related-Party Transactions
Administrative expenses and Amortization
Joint-controlled companies [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
Related-Party Transactions
Administrative expenses and Amortization
Joint-controlled companies [member] | Subsidiaries Santander Cultural [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Others Administrative expenses - Donation
Joint-controlled companies [member] | Subsidiaries Santander Brasil Tecnologia SA Current Name Of Produban Servicos De Informatica SA [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Administrative expenses and Amortization
Joint-controlled companies [member] | Subsidiaries Santander Securities Services Brasil Participaes Sa [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions
Joint-controlled companies [member] | Subsidiaries Fundacao Santander [Member]
Related-Party Transactions
Others Administrative expenses - Donation
Joint-controlled companies [member] | Subsidiaries Fundacao Sudameris [Member]
Related-Party Transactions
Others Administrative expenses - Donation
Joint-controlled companies [member] | Subsidiaries Instituto Escola Brasil [Member]
Related-Party Transactions
Others Administrative expenses - Donation
Other related parties [member]
Related-Party Transactions
Income	1,442,100	1,254,022	1,323,622
Interest and similar income - Loans and advances to customers		437,322	1,541
Interest and similar income - Loans and amounts due from credit institutions	1,485	218,661	1,080
Guarantees and Limits	61
Interest expense and similar charges - Customer deposits	(19,215)	(25)	(23,146)
Interest expense and similar charges - Deposits from credit institutions	(15,032)	(3,375)	(134,896)
Fee and commission income (expense)	3,092,951	10,418	2,653,014
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(413,101)	462	(199,985)
Administrative expenses and Amortization	(1,354,006)		(952,432)
Others Administrative expenses - Donation	(19,630)		(20,013)
Result on the sale of assets not classified as non-current assets held for sale	168,588
Debt Instruments Eligible to Compose Capital
Other related parties [member] | Subsidiaries Banco Rci Brasil Sa [Member]
Related-Party Transactions
Interest and similar income - Loans and advances to customers
Interest and similar income - Loans and amounts due from credit institutions
Interest expense and similar charges - Deposits from credit institutions
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Other related parties [member] | Subsidiaries Key Management Personnel [Member]
Related-Party Transactions
Interest and similar income - Loans and advances to customers			461
Interest and similar income - Loans and amounts due from credit institutions	1,485	630
Guarantees and Limits	61	24
Interest expense and similar charges - Customer deposits	(4,657)	(7,747)	(8,707)
Fee and commission income (expense)	308	355	343
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	180	168	239
Administrative expenses and Amortization	(499,514)	(482,852)	(289,612)
Other related parties [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
Related-Party Transactions
Interest and similar income - Loans and advances to customers	(5,664)	(3,275)	(5,743)
Other related parties [member] | Subsidiaries Webmotors SA [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits
Interest expense and similar charges - Deposits from credit institutions	(1,039)
Fee and commission income (expense)	223
Other related parties [member] | Subsidiaries Banco Santander Espanha [Member]
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions
Interest expense and similar charges - Deposits from credit institutions
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Debt Instruments Eligible to Compose Capital
Other related parties [member] | Subsidiaries Abbey National Treasury Services Plc [Member]
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions			157
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)			(17,726)
Other related parties [member] | Subsidiaries Cibrasec [Member]
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions			923
Other related parties [member] | Subsidiaries Santander Brasil Gestao De Recursos Ltda [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits		(16,387)	(8,329)
Other related parties [member] | Subsidiaries ISBAN Brasil SA [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits			(90)
Administrative expenses and Amortization			(14,210)
Other related parties [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits	(2)
Result on the sale of assets not classified as non-current assets held for sale	168,588
Other related parties [member] | Subsidiaries Others [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits	(655)	(24)	(27)
Fee and commission income (expense)	19,753	11,172	18,707
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	5,414	3,727	(13,791)
Administrative expenses and Amortization	(32,515)	(37,073)	(49,216)
Other related parties [member] | Subsidiaries SAM Brasil Participacoes [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	(3)	(37)	(47)
Other related parties [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	(14,645)	(27,595)	(4,442)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(4,662)	(2,297)	1,312
Administrative expenses and Amortization	(46,813)	(49,241)	(46,884)
Other related parties [member] | Subsidiaries Santander Asset Management SASGIIC [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	(384)	(1,126)	(1,101)
Other related parties [member] | Subsidiaries Banco Santander International [Member]
Related-Party Transactions
Fee and commission income (expense)	45,261	35,294	30,789
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
Related-Party Transactions
Fee and commission income (expense)	321,008	231,920	300,868
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros Previdencia SA [Member]
Related-Party Transactions
Fee and commission income (expense)	2,706,398	2,356,596	2,302,295
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(17,344)	43,858	40,305
Other related parties [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		(67,821)		R$ (102,928)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(396,689)	(598)		R$ (210,324)
Other related parties [member] | Subsidiaries ISBAN Chile SA [Member]
Related-Party Transactions
Administrative expenses and Amortization	(20)	(28)	(24)
Other related parties [member] | Subsidiaries Aquanima Brasil Ltda [Member]
Related-Party Transactions
Administrative expenses and Amortization	(52,431)	(32,032)	(30,021)
Other related parties [member] | Subsidiaries TECBAN Tecnologia Bancaria Brasil [Member]
Related-Party Transactions
Administrative expenses and Amortization	(364,349)	(345,610)	(313,433)
Other related parties [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
Related-Party Transactions
Administrative expenses and Amortization	(358,364)	(336,952)	(175,466)
Other related parties [member] | Subsidiaries Santander Cultural [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits			(36)
Others Administrative expenses - Donation	(330)		(2,748)
Other related parties [member] | Subsidiaries Santander Brasil Tecnologia SA Current Name Of Produban Servicos De Informatica SA [Member]
Related-Party Transactions
Interest expense and similar charges - Customer deposits			(215)
Administrative expenses and Amortization			(33,567)
Other related parties [member] | Subsidiaries Santander Securities Services Brasil Participaes Sa [Member]
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions			(26,378)
Other related parties [member] | Subsidiaries Fundacao Santander [Member]
Related-Party Transactions
Others Administrative expenses - Donation	(1,600)	(1,615)	(1,330)
Other related parties [member] | Subsidiaries Fundacao Sudameris [Member]
Related-Party Transactions
Others Administrative expenses - Donation	(17,000)	(16,100)	R$ (15,935)
Other related parties [member] | Subsidiaries Instituto Escola Brasil [Member]
Related-Party Transactions
Others Administrative expenses - Donation	R$ (700)	R$ (1,300)